Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents.
Cash and cash equivalents

18Cash and cash equivalents

	June 30, 2026	December 31, 2025
Bank balances	171,784	35,738
Cash and cash equivalents	171,784	35,738
Overdrafts	(4,015)	(11,898)
Net cash and cash equivalents	167,769	23,840

Balance drawn at
	Date drawn	Expiry	Repayment term	Principal value	June 30, 2026 (million)
Overdraft facilities
Stanbic Bank Limited - ZiG	Nov-25	Nov-26	On demand	ZiG12.5 million	$	Nil
Stanbic Bank Limited - USD	Nov-25	Nov-26	On demand	$4 million		$0.6 million
CABS Bank - USD	Oct-24	Mar-27	On demand	$3 million	$	Nil
Nedbank - USD	Apr-25	Apr-27	On demand	$7 million		$3.4 million
First Capital Bank – USD	Jun-26	Jun-27	On demand	$10 million	$	Nil